Stockholders' Equity - Valuation Assumptions of Granted Stock Options (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total fair value of options granted	$ 1,853,000	$ 5,518,000
Stock-based compensation expense - Cost of sales	303,000	139,000	$ 111,000
Stock-based compensation expense - SG&A	1,410,000	636,000	338,000
Income tax benefit	(662,000)	(302,000)	(175,000)
Discontinued Operations [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total fair value of options granted	62,000	1,744,000
Stock-based compensation expense - Cost of sales	126,000	116,000	116,000
Stock-based compensation expense - SG&A	508,000	1,024,000	977,000
Income tax benefit	$ (244,000)	$ (445,000)	$ (426,000)